Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025 USD ($)
Taxes [Line Items]
Profits tax rates (in Dollars)		$ 2
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Applicable tax rate of statutory amount			$ 10,000
Taxable income are exempted from income tax	¥ 937,000		$ 190,000
Net operating loss carry forwards	¥ 554,663,712					$ 78,913,003
VAT Percentage	6.00%	6.00%	6.00%
Hong Kong [Member]
Taxes [Line Items]
Profits tax rates (in Dollars)		$ 2
Singapore [Member]
Taxes [Line Items]
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax rate	75.00%	75.00%	75.00%
Applicable tax rate of statutory amount | ¥	¥ 49,000
Taxable income percentage	50.00%	50.00%	50.00%
GST rate	9.00%	9.00%	9.00%
Guangdong Provence [Member]
Taxes [Line Items]
Income tax reduced rate	15.00%	15.00%	15.00%
Hainan Provence [Member]
Taxes [Line Items]
Income tax reduced rate	15.00%	15.00%	15.00%
China [Member]
Taxes [Line Items]
Statutory income tax rate	10.00%	10.00%	10.00%
VAT Percentage	13.00%	13.00%	13.00%
Minimum [Member] | Hong Kong [Member]
Taxes [Line Items]
Statutory income tax rate	8.25%	8.25%	8.25%
Maximum [Member] | Hong Kong [Member]
Taxes [Line Items]
Statutory income tax rate	16.50%	16.50%	16.50%
Enterprise Income Tax [Member]
Taxes [Line Items]
Enterprise income tax rate	25.00%	25.00%	25.00%
High and New Technology Enterprises [Member]
Taxes [Line Items]
Enterprise income tax rate	15.00%	15.00%	15.00%